Cost of Revenues	12 Months Ended
Dec. 31, 2022
Cost of Revenues [Member]
COST OF REVENUES

NOTE 11 - COST OF REVENUES

Composition:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2022	2021	2020

Payroll and related benefits (including share-based compensation)	896	796	655
Raw materials subcontractors and auxiliary materials	298	828	461
Shipping	48	50	39
Royalties to the IIA	93	123	116
Depreciation	111	33	7
Others	194	113	146
	1,640	1,943	1,424